Note 38 - Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Administrative Expenses Abstract
Table of Administrative Expenses
	December 31, 2018	December 31, 2017
Travel expenses	108,333	104,830
Administrative expenses	644,421	570,631
Security services	362,799	499,667
Other fees	352,361	335,488
Insurance	86,530	88,918
Rent	939,607	771,473
Stationery and supplies	45,114	62,206
Electricity and communications	393,556	325,774
Advertising	495,336	663,827
Taxes	2,018,210	1,934,474
Maintenance costs	922,100	886,699
Armored transportation services	1,289,761	1,115,168
Other administrative expenses	993,099	1,050,597
TOTAL	8,651,227	8,409,752